PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Prepaid expenses	$ 2,982	$ 3,580
Other receivables	4,348	17,697
Corporation tax receivable	0	3,476
Other receivables, prepaid expenses and accrued income	7,330	24,753
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment of Loan Receivable	7,627	$ 15,010	$ 0
DCLAP claim
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 6,400